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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719
                                   -------

The Value Line Aggressive Income Trust
--------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: January 31,2008
                         ---------------

Date of reporting period: October 31, 2007
                          ----------------

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ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 10/31/07 is included with this Form.

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
    CONVERTIBLE CORPORATE BONDS & NOTES  (2.7%)
               AIR TRANSPORT  (0.7%)
$     250,000   ExpressJet Holdings, Inc.,
                  4.25%, 8/1/23                                   $      240,937
               COMPUTER SOFTWARE & SERVICES
                 (1.1%)
      400,000   Electronic Data Systems
                  Corp. 3.88%, 7/15/23                                   400,500
               DRUG  (0.9%)
      300,000   Bristol-Myers Squibb Co.
                  Debentures, 5.19%, 9/15/23 (1)                         297,840
                                                                  --------------

                TOTAL CONVERTIBLE CORPORATE
                  BONDS & NOTES (COST $957,802)                          939,277
                                                                  --------------
    CORPORATE BONDS & NOTES  (84.7%)
               AIR TRANSPORT  (1.7%)
      600,000  CHC Helicopter Corp., Senior
                 Subordinated Notes, 7.38%, 5/1/14                       580,500
               AUTO & TRUCK  (3.0%)
      500,000  Ford Motor Co., Global Landmark
                 Securities, 7.45%, 7/16/31                              395,000
      400,000  General Motors Corp.,
                 Debentures, 8.25%, 7/15/23                              361,000
      300,000  Visteon Corp., Senior Unsecured
                 Notes, 8.25%, 8/1/10                                    279,000
                                                                  --------------
                                                                       1,035,000
               CABLE TV  (2.2%)
      750,000  MediaCom LLC, Senior Notes,
                 9.50%, 1/15/13                                          750,000
               CHEMICAL - DIVERSIFIED  (3.6%)
      286,000  Equistar Chemicals L.P.,
                 Guaranteed Notes, 10.13%, 9/1/08                        295,295
      500,000  Georgia Gulf Corp., Senior
                 Notes, 9.50%, 10/15/14                                  432,500
      500,000  Mosaic Co. (The), Senior Notes,
                 7.38%, 12/1/14 (2)                                      528,750
                                                                  --------------
                                                                       1,256,545
               CHEMICAL - SPECIALTY  (3.2%)
      600,000  ARCO Chemical Co., Debentures, 9.80%, 2/1/20              588,000
      500,000  PolyOne Corp., Senior Notes,
                 8.88%, 5/1/12                                           517,500
                                                                  --------------
                                                                       1,105,500
               COAL  (2.7%)
      500,000  Alpha Natural Resources
                 LLC/Alpha Natural Resources
                 Capital Corp., Senior Notes, 10.00%, 6/1/12             532,500
      400,000  Massey Energy Co., Senior Notes, 6.63%, 11/15/10          390,000
                                                                  --------------
                                                                         922,500
   PRINCIPAL
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
               COMPUTER & PERIPHERALS  (1.4%)
  $   500,000  Unisys Corp., Senior Notes, 6.88%, 3/15/10         $      480,000
               DRUG  (1.4%)
      500,000  Elan Finance PLC, Senior Notes, 7.75%, 11/15/11           493,750
               ELECTRONICS  (2.8%)
    1,000,000  Celestica, Inc., Senior
                 Subordinated Notes, 7.88%, 7/1/11                       977,500
               ENTERTAINMENT  (2.6%)
      500,000  EchoStar DBS Corp., Senior
                 Notes, 6.63%, 10/1/14                                   510,000
      400,000  XM Satellite Radio, Inc., Senior
                 Notes, 9.75%, 5/1/14                                    404,000
                                                                  --------------
                                                                         914,000
               FINANCIAL SERVICES - DIVERSIFIED (0.7%)
      250,000  CIT Group, Inc., Senior Notes, 5.65%, 11/3/10 (1)         240,162
               FOOD PROCESSING  (6.1%)
      600,000  Chiquita Brands International,
                 Inc., Senior Notes, 7.50%, 11/1/14                      522,000
      500,000  Pilgrim's Pride Corp., Senior
                 Subordinated Notes, 8.38%, 5/1/17                       503,750
      500,000  Sensient Technologies Corp., 6.50%, 4/1/09                505,320
      600,000  Smithfield Foods, Inc., Senior
                 Subordinated Notes, 7.63%, 2/15/08                      600,000
                                                                  --------------
                                                                       2,131,070
               HOTEL/GAMING  (3.2%)
      600,000  American Casino & Entertainment
                 Properties, Secured Notes, 7.85%, 2/1/12                621,750
      500,000  Boyd Gaming Corp., Senior
                 Subordinated Notes, 6.75%, 4/15/14                      490,625
                                                                  --------------
                                                                       1,112,375
               NATURAL GAS - DISTRIBUTION  (3.2%)
      500,000  Berry Petroleum Co., Senior
                 Subordinated Notes, 8.25%, 11/1/16                      510,000
      600,000  Ferrellgas Escrow LLC/Ferrellgas
                 Finance Escrow Corp., Senior
                 Notes, 6.75%, 5/1/14                                    591,000
                                                                  --------------
                                                                       1,101,000
               NATURAL GAS - DIVERSIFIED  (3.0%)
    1,000,000  Williams Cos., Inc., Notes, 7.13%, 9/1/11               1,037,500
               OILFIELD SERVICES/EQUIPMENT (10.7%)
      500,000  Allis-Chalmers Energy, Inc.,
                 Senior Notes, 9.00%, 1/15/14                            506,250
      500,000  Basic Energy Services, Inc.,
                 Senior Notes, 7.13%, 4/15/16                            481,250

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                                                                               1
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                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                OCTOBER 31, 2007
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
  $ 1,100,000  Gulfmark Offshore, Inc.,
                 Guaranteed Notes, 7.75%, 7/15/14                 $    1,105,500
      250,000  North American Energy Partners,
                 Inc., 8.75%, 12/1/11                                    252,500
      400,000  Stallion Oilfield Services,
                 Senior Notes, 9.75%, 2/1/15 (2)                         378,000
      500,000  W&T Offshore, Inc., Senior
                 Notes, 8.25%, 6/15/14 (2)                               485,000
      500,000  Whiting Petroleum Corp., Senior
                 Notes, 7.25%, 5/1/13                                    491,250
                                                                  --------------
                                                                       3,699,750
               PETROLEUM - PRODUCING  (8.5%)
      500,000  Encore Acquisition Co., Senior
                 Subordinated Notes, 6.25%, 4/15/14                      465,000
      500,000  KCS Energy, Inc., Senior Notes,
                 7.13%, 4/1/12                                           492,500
      428,000  PetroQuest Energy, Inc., Senior
                 Notes, 10.38%, 5/15/12                                  438,700
      500,000  Plains Exploration & Production
                 Co., Senior Notes, 7.75%, 6/15/15                       497,500
      325,000  Regency Energy Partners
                 LP/Regency Energy Finance
                 Corp., Senior Notes, 8.38%, 12/15/13                    342,062
      700,000  Stone Energy Corp., Senior
                 Subordinated Notes, 8.25%, 12/15/11                     696,500
                                                                  --------------
                                                                       2,932,262
               RESTAURANT  (1.5%)
      500,000  O'Charleys, Inc., Senior
                 Subordinated Notes, 9.00%, 11/1/13                      507,500
               RETAIL - AUTOMOTIVE  (1.4%)
      500,000  PEP Boys-Manny Moe & Jack,
                 Senior Subordinated Notes, 7.50%, 12/15/14              481,250
               RETAIL - SPECIAL LINES  (6.6%)
      500,000  Blyth, Inc., Notes, 7.90%, 10/1/09                        507,500
      500,000  Broder Brothers Co., Senior
                 Notes, 11.25%, 10/15/10                                 443,750
      600,000  NBTY, Inc., Senior Subordinated
                 Notes, 7.13%, 10/1/15                                   594,000
      750,000  Phillips-Van Heusen Corp.,
                 Senior Notes, 7.25%, 2/15/11                            753,750
                                                                  --------------
                                                                       2,299,000
               RETAIL STORE  (3.7%)
      500,000  Bon-Ton Stores, Inc., Senior
                 Notes, 10.25%, 3/15/14                                  437,500
      410,000  Dillard's, Inc., Notes, 7.85%, 10/1/12                    399,750
      500,000  Jo-Ann Stores, Inc., Senior
                 Subordinated Notes, 7.50%, 3/1/12                       455,000
                                                                  --------------
                                                                       1,292,250
               SEMICONDUCTOR  (2.3%)
      500,000  Advanced Micro Devices, Inc.,
                 Senior Notes, 7.75%, 11/1/12                            462,500
      350,000  AGY Holding Corp., Senior 2nd
                 Lien Notes, 11.00%, 11/15/14 (2)                        344,750
                                                                     -----------
                                                                         807,250
   PRINCIPAL
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
               SHOE  (2.1%)
  $   750,000  Payless ShoeSource, Inc., Senior
                 Subordinated Notes, 8.25%, 8/1/13                $      741,563
               STEEL - GENERAL  (2.5%)
      800,000  Allegheny Technologies, Inc.,
                 Notes, 8.38%, 12/15/11                                  852,000
               TELECOMMUNICATION SERVICES  (3.1%)
      500,000  Alamosa Delaware, Inc., Senior
                 Notes, 8.50%, 1/31/12                                   520,510
      500,000  Citizens Communications Co.,
                 Notes, 9.25%, 5/15/11                                   546,250
                                                                  --------------
                                                                       1,066,760
               TRUCKING  (1.5%)
      500,000  Roadway Corp., Guaranteed Notes,
                 8.25%, 12/1/08                                          510,090
                                                                  --------------

                TOTAL CORPORATE BONDS & NOTES
                  (COST $29,245,234)                                  29,327,077
                                                                  --------------


    SHARES                                                             VALUE
--------------------------------------------------------------------------------
    PREFERRED STOCKS  (0.7%)
               R.E.I.T.  (0.7%)
     10,000    Health Care REIT, Inc. Series F
                 7.58%                                                   248,200
                                                                  --------------

                TOTAL PREFERRED STOCKS
                 (COST $250,000)                                         248,200
                                                                  --------------
    WARRANTS  (0.0%)
      3,334    XO Holdings, Inc., Series A,
                 Expiring 1/16/10 *                                        1,500
      2,500    XO Holdings, Inc., Series B,
                 Expiring 1/16/10 *                                          738
      2,500    XO Holdings, Inc., Series C,
                 Expiring 1/16/10 *                                          325
                                                                  --------------

                TOTAL WARRANTS
                  (COST $0)                                                2,563
                                                                  --------------
    COMMON STOCKS  (1.7%)
               COMPUTER & PERIPHERALS  (0.1%)
      4,000    Unisys Corp.  *                                            24,320
               ELECTRICAL UTILITY - WEST  (0.3%)
      5,000    Xcel Energy, Inc.                                         112,750
               ELECTRONICS  (0.1%)
      8,000    Bookham, Inc.  *                                           23,920
               MEDICAL SUPPLIES  (0.7%)
      4,203    Baxter International, Inc.                                252,222
               PRECIOUS METALS  (0.1%)
     12,000    Coeur d'Alene Mines Corp.  *                               47,400

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2
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                                              VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
--------------------------------------------------------------------------------
               RECREATION  (0.0%)
      4,000    Meade Instruments Corp.  *                         $        5,560
               TRUCKING  (0.4%)
      5,000    YRC Worldwide, Inc.  *                                    122,900
                                                                  --------------

                TOTAL COMMON STOCKS
                  (COST $542,611)                                        589,072
                                                                  --------------

                TOTAL INVESTMENT SECURITIES
                  (89.8%)
                  (COST $30,995,647)                                  31,106,189
                                                                  --------------

PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS (3) (8.3%)
$   1,500,000   With Morgan Stanley, 4.40%,
                  dated 10/31/07, due 11/1/07, delivery value
                  $1,500,183 (collateralized by
                  $1,485,000 U.S. Treasury Notes 4.75%, due 3/31/11,
                  with a value of $1,526,011)                          1,500,000
    1,400,000   With State Street Bank &
                  Trust, 4.00%, dated 10/31/07, due 11/1/07,
                  delivery value $1,400,156 (collateralized by
                  $1,385,000 U.S. Treasury Notes 5.625% due 5/15/08,
                  with a value of $1,431,598)                          1,400,000
                                                                  --------------

                TOTAL REPURCHASE AGREEMENTS
                  (COST $2,900,000)                                    2,900,000
                                                                  --------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (1.9%)                   642,582
                                                                  --------------
NET ASSETS  (100%)                                                $   34,648,771
                                                                  --------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($34,648,771 / 6,932,595 SHARES OUTSTANDING)                    $         5.00
                                                                  --------------

*       Non-income producing.
(1)     Rate at October 31, 2007. Floating rate changes quarterly.
(2) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.



The Fund's unrealized appreciation/(depreciation) as of October 31, 2007 was as follows:
                                                                   TOTAL NET
                                                                   UNREALIZED
TOTAL COST           APPRECIATION           DEPRECIATION           APPRECIATION
-------------------------------------------------------------------------------
$33,895,647            $758,587              $(648,045)              $110,542


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                                                                               3
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ITEM 2. CONTROLS AND PROCEDURES.
        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

        (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:      /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    December 31, 2007
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -------------------------------------------------------
         Stephen R. Anastasio, Treasurer

Date:    December 31, 2007
         -----------------------